Background, Principal Activities and Basis of Presentation (Details)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Himax Technologies Limited [Member]
Organization And Basis Of Presentation [Line Items]
Main activities	IC design and sales		IC design and sales
Jurisdiction of Incorporation	ROC		ROC
Percentage of Ownership	100.00%		100.00%
Himax Technologies Korea Ltd [Member]
Organization And Basis Of Presentation [Line Items]
Main activities	Sales		Sales
Jurisdiction of Incorporation	South Korea		South Korea
Percentage of Ownership	100.00%		100.00%
Himax Technologies Japan Ltd. [Member]
Organization And Basis Of Presentation [Line Items]
Main activities	Sales		Sales
Jurisdiction of Incorporation	Japan		Japan
Percentage of Ownership	100.00%		0.00%
Himax Semiconductor Inc [Member]
Organization And Basis Of Presentation [Line Items]
Main activities	IC design and sales		IC design and sales
Jurisdiction of Incorporation	ROC		ROC
Percentage of Ownership	100.00%		100.00%
Himax Technologies (Samoa) Inc [Member]
Organization And Basis Of Presentation [Line Items]
Main activities	Investments		Investments
Jurisdiction of Incorporation	Samoa		Samoa
Percentage of Ownership	100.00%		100.00%
Himax Technologies (Suzhou) Co Ltd [Member]
Organization And Basis Of Presentation [Line Items]
Main activities	Sales		Sales
Jurisdiction of Incorporation	PRC		PRC
Percentage of Ownership	100.00%		100.00%
Himax Technologies (Shenzhen) Co Ltd [Member]
Organization And Basis Of Presentation [Line Items]
Main activities	Sales		Sales
Jurisdiction of Incorporation	PRC		PRC
Percentage of Ownership	100.00%		100.00%
Himax Display Inc [Member]
Organization And Basis Of Presentation [Line Items]
Main activities	LCOS and MEMS design, manufacturing and sales		LCOS and MEMS design, manufacturing and sales
Jurisdiction of Incorporation	ROC		ROC
Percentage of Ownership	76.70%		81.53%
Integrated Microdisplays Limited [Member]
Organization And Basis Of Presentation [Line Items]
Main activities	LCOS sales		LCOS sales
Jurisdiction of Incorporation	Hong Kong		Hong Kong
Percentage of Ownership	76.70%		81.53%
Himax Display (USA) Inc [Member]
Organization And Basis Of Presentation [Line Items]
Main activities	MEMS design	[1]	MEMS design	[1]
Jurisdiction of Incorporation	Delaware, USA	[1]	Delaware, USA	[1]
Percentage of Ownership	76.70%	[1]	81.53%	[1]
Himax Analogic Inc [Member]
Organization And Basis Of Presentation [Line Items]
Main activities	IC design and sales		IC design and sales
Jurisdiction of Incorporation	ROC		ROC
Percentage of Ownership	83.17%		74.60%
Himax Imaging Inc [Member]
Organization And Basis Of Presentation [Line Items]
Main activities	Investments		Investments
Jurisdiction of Incorporation	Cayman Islands		Cayman Islands
Percentage of Ownership	100.00%		100.00%
Himax Imaging Ltd [Member]
Organization And Basis Of Presentation [Line Items]
Main activities	IC design and sales		IC design and sales
Jurisdiction of Incorporation	ROC		ROC
Percentage of Ownership	88.07%		87.95%
Himax Imaging Corp [Member]
Organization And Basis Of Presentation [Line Items]
Main activities	IC design		IC design
Jurisdiction of Incorporation	California, USA		California, USA
Percentage of Ownership	88.07%		100.00%
Argo Limited [Member]
Organization And Basis Of Presentation [Line Items]
Main activities	Investments		Investments
Jurisdiction of Incorporation	Cayman Islands		Cayman Islands
Percentage of Ownership	100.00%		100.00%
Tellus Limited [Member]
Organization And Basis Of Presentation [Line Items]
Main activities	Investments		Investments
Jurisdiction of Incorporation	Cayman Islands		Cayman Islands
Percentage of Ownership	100.00%		100.00%
Himax Media Solutions Inc [Member]
Organization And Basis Of Presentation [Line Items]
Main activities	TFT-LCD television, monitor chipset operations, ASIC service and IP licensing		TFT-LCD television, monitor chipset operations, ASIC service and IP licensing
Jurisdiction of Incorporation	ROC		ROC
Percentage of Ownership	92.37%		78.28%
Himax Media Solutions (Hong Kong) Limited [Member]
Organization And Basis Of Presentation [Line Items]
Main activities	Investments	[2]	Investments	[2]
Jurisdiction of Incorporation	Hong Kong	[2]	Hong Kong	[2]
Percentage of Ownership	0.00%	[2]	78.28%	[2]
Harvest Investment Limited [Member]
Organization And Basis Of Presentation [Line Items]
Main activities	Investments		Investments
Jurisdiction of Incorporation	ROC		ROC
Percentage of Ownership	100.00%		100.00%
Iris Optronics Co Ltd [Member]
Organization And Basis Of Presentation [Line Items]
Main activities	E-paper manufacturing and sales	[3]	E-paper manufacturing and sales	[3]
Jurisdiction of Incorporation	ROC	[3]	ROC	[3]
Percentage of Ownership	0.00%	[3]	22.22%	[3]

[1]	Spatial Photonics, Inc. has was renamed Himax Display (USA) Inc. on July 3, 2012.
[2]	Himax Media Solutions (Hong Kong) Limited was deregistered and dissolved on October 25, 2013.
[3]	Iris Optronics Co., Ltd. (“Iris”) was incorporated on May 18, 2012 and the paid-in capital was $153 thousand. The Company initially had a controlling financial interest in Iris because it had a majority voting interest at Iris board of directors. As a result, Iris was included in the consolidated financial statements since established date. On October 7, 2013, the Company no longer had a majority voting interest at Iris board of directors level, but still has the ability to exercise significant influence over the operating and financial policies of Iris. Therefore, the Company ceased consolidating Iris in its consolidated financial statements and now accounts for its investment in Iris using the equity method. The Company re-measured its investment in Iris at fair value due to the change in control and recognized a re-measurement gain.